Earnings Per Share Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount attributable to the Company:
Earnings (loss) from continuing operations for per-share calculation, Diluted									$ 1,680	$ 9,523	$ 7,596
Preferred stock dividends declared, Diluted									(18)	0	0
Earnings from continuing operations attributable to common shareowners for per-share calculation, Diluted									1,662	9,523	7,596
Earnings (loss) from discontinued operations for per-share calculation, Diluted									(7,795)	5,691	5,420
Net earnings (loss) attributable to GE common shareowners for per-share calculation, Diluted									(6,135)	15,213	13,028
Earnings (loss) from continuing operations for per-share calculation, basic									1,679	9,523	7,609
Preferred stock dividends declared									(18)	0	0
Earnings (loss) from discontinued operations for per-share calculation, basic									1,661	9,523	7,609
Net earnings (loss) attributable to GE common shareowners for per-share calculation, Basic									$ (6,135)	$ 15,212	$ 13,040
Average equivalent shares
Shares of GE common stock outstanding, Diluted									9,944	10,045	10,222
Employee compensation-related shares (including stock options) and warrants, Diluted									72	78	67
Total average equivalent shares, Diluted									10,016	10,123	10,289
Shares of GE common stock outstanding, Basic									9,944	10,045	10,222
Employee compensation-related shares (including stock options) and warrants, Basic									0	0	0
Total average equivalent shares, Basic									9,944	10,045	10,222
Per-share amounts
Earnings (loss) from continuing operations-Diluted	$ 0.26	$ 0.19	$ 0.17	$ (0.45)	$ 0.35	$ 0.22	$ 0.22	$ 0.15	$ 0.17	$ 0.94	$ 0.74
Earnings (loss) from discontinued operations-Diluted	0.38	0.05	(0.3)	(0.9)	0.15	0.13	0.13	0.14	(0.78)	0.56	0.53
Net earnings (loss)-Diluted	0.64	0.25	(0.13)	(1.35)	0.51	0.35	0.35	0.3	(0.61)	1.5	1.27
Earnings (loss) from continuing operations-Basic	0.26	0.19	0.17	(0.45)	0.36	0.22	0.22	0.15	0.17	0.95	0.74
Earnings (loss) from discontinued operations-Basic	0.38	0.05	(0.3)	(0.9)	0.16	0.13	0.14	0.14	(0.78)	0.57	0.53
Net earnings (loss)-Basic	$ 0.64	$ 0.25	$ (0.13)	$ (1.35)	$ 0.51	$ 0.35	$ 0.35	$ 0.3	$ (0.62)	$ 1.51	$ 1.28
Outstanding anti-dilutive stock awards not included in computation of diluted earnings per share									97	98	121